Fair Value Measurements	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 6 - FAIR VALUE MEASUREMENTS

The Plan applies Accounting Standards Codification 820, Fair Value Measurements and Disclosures (ASC 820) which establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following is a description of the valuation methodologies used for assets measured at fair value:

Mutual funds: Values are determined based on quoted market prices in active markets.

Common stock: Value represents common stock of Rocky Mountain Chocolate Factory, Inc., which is valued at the closing price reported on the active market on which the individual securities are traded.

Common/collective trusts: The Principal/Multi Manager Sm Cap Fund is held in common collective trust funds, which consist of investments in mutual funds, collective trusts and pooled separate accounts. The Principal Stable Value Fund, held in a common collective trust fund, invests in fully benefit-responsive guaranteed investment contracts. These investments are valued at their net asset values (“NAV”) per share as of the close of business on the valuation date. The NAV is quoted on a private market that is not active; however, the unit price is based on the value of the underlying investment assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. There are no unfunded commitments, and the units may be redeemed on a daily basis. These investments are valued at the NAV of the units held by the Plan. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. There were no changes in the valuation techniques used during the periods.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The Plan’s investment assets at fair value, within the fair value hierarchy, as of February 29, 2024 and February 28, 2023 are as follows:

Assets Measured at Fair Values as of February 28, 2025:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,804,748	$ -	$ -	$ 8,804,748
Common stock	103,156	-	-	103,156

Total	$8,907,904	$ -	$ -	$8,907,904
Investments in common/collective trusts – measured at net asset value[1]				1,702,244
Total investments, at fair value				$10,610,148

Assets Measured at Fair Values as of February 29, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,160,988	$ -	$ -	$ 8,160,988
Common stock	305,352	-	-	305,352

Total	$ 8,466,340	$ -	$ -	$ 8,466,340
Investments in common/collective trusts – measured at net asset value[1]				1,654,704
Total investments, at fair value				$10,121,044